Basis of preparation - Impact of adoption of IFRS 16 (Details) - EUR (€) € in Millions		3 Months Ended		9 Months Ended
	Jan. 01, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment		€ 416.6		€ 416.6		€ 348.8
Other provisions		48.1		48.1		113.7
Accumulated deficit reserve		(73.1)		(73.1)		€ (167.9)
Profit (loss) before tax		50.2	€ 46.3	148.9	€ 168.9
EBITDA		84.8	€ 70.8	246.9	€ 238.6
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16						2.90%
Property, plant and equipment	€ 432.7
Lease liabilities	120.8
Impairment loss	35.6
Accumulated deficit reserve	(136.6)
Profit (loss) before tax		1.0		2.6
EBITDA		4.5		13.2
Depreciation on the right-of-use assets		€ 4.0		€ 12.0
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	83.9
Accumulated deficit reserve	€ 31.3
Bjuv Facility | Onerous contracts - leases | Sweden
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other provisions						€ 66.9
Bjuv Facility | Onerous contracts - leases | Sweden | IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other provisions						€ 66.9